Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of operating segments [Line Items]
Revenue	$ 1,902,328	$ 1,937,854
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investmentsand other assets, finance charges, foreignexchange, loss on asset decommissioning,gain on asset disposals and depreciation and amortization	154,559	265,779
Depreciation and amortization	309,314	297,557
Foreign exchange	2,259	(1,667)
Finance charges	69,753	83,414
Gain on acquisition	0	(25,761)
Gain on repurchase of unsecured senior notes	0	(137)
Income taxes	43,229	(23,465)
Loss on asset decommissioning	0	9,592
Net earnings for reportable segments	111,330	289,244
Total assets	2,956,315	3,019,035	$ 2,876,123
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,902,328	1,937,854
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investmentsand other assets, finance charges, foreignexchange, loss on asset decommissioning,gain on asset disposals and depreciation and amortization	521,221	611,118
Depreciation and amortization	309,314	297,557
Gain on asset disposals	16,148	24,469
Foreign exchange	2,259	(1,667)
Finance charges	69,753	83,414
Loss on investments and other assets	1,484	6,810
Gain on acquisition		(25,761)
Gain on repurchase of unsecured senior notes		(137)
Income taxes	43,229	(23,465)
Loss on asset decommissioning		9,592
Net earnings for reportable segments	111,330	289,244
Total assets	2,956,315	3,019,035
Capital expenditures	216,698	226,749
Contract Drilling Services [Member]
Disclosure of operating segments [Line Items]
Revenue	1,617,735	1,704,265
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investmentsand other assets, finance charges, foreignexchange, loss on asset decommissioning,gain on asset disposals and depreciation and amortization	532,345	630,761
Depreciation and amortization	279,247	269,133
Gain on asset disposals	8,745	23,378
Foreign exchange	1,164	229
Finance charges	1,707	1,489
Income taxes	38,869	(122,065)
Loss on asset decommissioning		9,592
Net earnings for reportable segments	220,103	495,761
Total assets	2,562,436	2,565,495
Capital expenditures	197,010	213,660
Completion and Production Services [Member]
Disclosure of operating segments [Line Items]
Revenue	294,817	240,716
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investmentsand other assets, finance charges, foreignexchange, loss on asset decommissioning,gain on asset disposals and depreciation and amortization	66,681	51,224
Depreciation and amortization	20,831	14,654
Gain on asset disposals	4,524	973
Foreign exchange	(46)	(9)
Finance charges	422	467
Income taxes	9,155	(25,362)
Net earnings for reportable segments	40,843	62,447
Total assets	241,277	271,724
Capital expenditures	17,495	9,984
Corporate and Other [Member]
Disclosure of operating segments [Line Items]
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investmentsand other assets, finance charges, foreignexchange, loss on asset decommissioning,gain on asset disposals and depreciation and amortization	(77,805)	(70,867)
Depreciation and amortization	9,236	13,770
Gain on asset disposals	2,879	118
Foreign exchange	1,141	(1,887)
Finance charges	67,624	81,458
Loss on investments and other assets	1,484	6,810
Gain on acquisition		(25,761)
Gain on repurchase of unsecured senior notes		(137)
Income taxes	(4,795)	123,962
Net earnings for reportable segments	(149,616)	(268,964)
Total assets	152,602	181,816
Capital expenditures	2,193	3,105
Inter-Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (10,224)	$ (7,127)